Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Number of Share Options Outstanding

The number of options outstanding, by group of employees, was as follows:

Group of employees entitled	December 31, 2017	December 31, 2016	December 31, 2015
Key management personnel	1,777,437	1,302,417	857,318
All other employees	436,548	92,427	96,371

Total	2,213,985	1,394,844	953,689

Summary of Inputs Used in the Measurement of the Fair Values and the Related Fair Values at the Grant Dates

	2017		2016		2015
	Key Management Personnel	All Other Employees	Key Management Personnel	All Other Employees	Key Management Personnel	All Other Employees
	€	€	€	€	€	€
Fair value at grant date	9.04 – 16.10	8.94 – 18.02	9.97 – 11.03	5.74 – 5.79	3.98 – 5.76	4.03 – 5.06
Share price at grant date	17.08 – 24.54	13.71 – 27.47	15.24 – 16.85	8.46 – 8.87	6.12 – 7.20	5.94 – 7.20
Exercise price	17.08 – 24.54	13.71 – 27.47	15.24 – 16.85	8.46 – 8.87	1.93 – 7.20	1.93 – 7.20
Expected volatility (weighted-average)	95.05%	94.88%	95.30%	97.15%	94.85%	94.85%
Expected life	10 years	10 years	10 years	8 – 10 years	4 years	8 years
Expected dividends	0%	0%	0%	0%	0%	0%
Risk-free interest rate (based on government bonds)	2.29% – 2.51%	2.24% – 2.62%	1.84% – 1.86%	0.10% – 1.87%	0.16% – 0.70%	0.16% – 0.70%

Summary of Reconciliation of Outstanding Share Options

Reconciliation of outstanding share options and RSU’s

	2017		2016		2015
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	(€)		(€)		(€)
Outstanding at January 1	8.69	1,394,844	5.35	953,689	5.15	192,276
Forfeited during the year	17.27	(58,164)	6.07	(31,351)	1.93	(1,033)
Expired during the year	8.67	(762)	11.95	(5,454)	4.18	(9,216)
Exercised during the year	2.24	(136,666)	1.93	(18,283)	—	—
Granted during the year	19.88	1,014,733	14.74	496,243	5.99	771,662

Outstanding at December 31	13.99	2,213,985	8.69	1,394,844	5.35	953,689

Exercisable at December 31		687,070		418,453		157,562

Summary of Reconciliation of RSU's

RSU’s are summarized as follows:

	2017
	Weighted average exercise price	Number of RSU’s
	(€)
Outstanding at January 1	—	—
Forfeited during the year	20.03	(12,219)
Expired during the year	—	—
Vested during the year	20.03	(7,331)
Granted during the year	20.03	214,096

Outstanding at December 31	20.03	194,546